Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended					6 Months Ended	9 Months Ended
		Jul. 31, 2019		Apr. 30, 2019	[2]	Jul. 31, 2018	Apr. 30, 2019	Jul. 31, 2019		Jul. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 79				$ 93		$ 79		$ 93	$ 89
Interest income on impaired loans	[1]	$ 7,490	[2]	$ 7,164		$ 6,332		21,745	[2]	$ 18,114
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans							$ 100	$ 98

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,348 for the three months ended July 31, 2019 (April 30, 2019 - $8,019; July 31, 2018 - $7,080) and for the nine months ended July 31, 2019 - $24,290 (July 31, 2018 - $20,200).
[2]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).